Reinsurance (Tables)	12 Months Ended
Dec. 31, 2017
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Recoverables
The following table provides details of the reinsurance recoverables balance as of December 31:

	2017	2016
Ceded future policyholder benefits and expense	$294.0	$289.3
Ceded unearned premium	2.9	3.2
Ceded claims and benefits payable	88.6	95.9
Ceded paid losses	0.3	0.5
Total	$385.8	$388.9

Schedule of Reinsurance Recoverable Grouped by A.M. Best Rating
The following table provides the reinsurance recoverable as of December 31, 2017 grouped by A.M. Best rating:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$288.1	$2.9	$88.5	$0.2	$379.7
B++ or B+	5.9	—	—	—	5.9
Not rated	—	—	0.1	0.1	0.2
Total Reinsurance recoverable	$294.0	$2.9	$88.6	$0.3	$385.8
The following table presents the reinsurance recoverable from Sun Life, The Hartford, John Hancock and other reinsurers as of December 31, 2017 and 2016.

	Years Ended December 31,
Reinsurer	2017	2016
John Hancock	$340.7	$327.5
Sun Life	37.9	54.4
The Hartford	5.9	5.6
Other reinsurers	1.3	1.4
Total	$385.8	$388.9

Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred
The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years Ended December 31,
	2017			2016			2015
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$8.4	$18.5	$26.9	$9.4	$15.4	$24.8	$9.1	$17.3	$26.4
Premiums assumed	—	0.3	0.3	—	2.6	2.6	—	5.3	5.3
Premiums ceded	(8.4)	(17.8)	(26.2)	(9.4)	(13.5)	(22.9)	(9.1)	(0.9)	(10.0)
Net earned premiums	$—	$1.0	$1.0	$—	$4.5	$4.5	$—	$21.7	$21.7
Direct policyholder benefits	$27.0	$10.8	$37.8	$92.1	$9.0	$101.1	$20.4	$11.0	$31.4
Policyholder benefits assumed	—	—	—	0.2	1.8	2.0	—	6.0	6.0
Policyholder benefits ceded	(27.0)	(10.4)	(37.4)	(92.3)	(7.8)	(100.1)	(20.4)	(0.7)	(21.1)
Net policyholder benefits	$—	$0.4	$0.4	$—	$3.0	$3.0	$—	$16.3	$16.3